CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating and formation costs	$ 3,785,303	$ 1,472,168
Loss from operations	(3,785,303)	(1,472,168)
Other income (expense):
Interest earned on marketable securities held in Trust Account	15,188	11,254
Transactions costs associated with the Initial Public Offering	0	(837,355)
Change in fair value of warrant liabilities	6,976,750	236,500
Other income (expense), net	6,991,938	(589,601)
Net income (loss)	$ 3,206,635	$ (2,061,769)
Class A Common Stock [Member]
Other income (expense):
Basic weighted average shares outstanding	23,650,000	8,674,180
Diluted weighted average shares outstanding	23,650,000	8,674,180
Basic net income (loss) per share	$ 0.11	$ (0.15)
Diluted net income (loss) per share	$ 0.11	$ (0.15)
Class B Common Stock
Other income (expense):
Basic weighted average shares outstanding	5,750,000	5,127,732
Diluted weighted average shares outstanding	5,750,000	5,127,732
Basic net income (loss) per share	$ 0.11	$ (0.15)
Diluted net income (loss) per share	$ 0.11	$ (0.15)